Revenue (Tables)	12 Months Ended
Dec. 31, 2022
Revenue [abstract]
Schedule of Revenue Disaggregation
Polestar Group disaggregates revenue by major category based on the primary economic factors that may impact the nature, amount, timing, and uncertainty of revenue and cash flows from these customer contracts as seen in the table below:

	For the year ended December 31,
	2022	2021	2020
Sales of vehicles[1]	2,404,246	1,290,031	542,783
Sales of software and performance engineered kits	21,308	25,881	35,434
Sales of carbon credits	10,984	6,299	27,141
Vehicle leasing revenue	16,719	6,217	—
Other revenue	8,639	8,753	4,887
Total	2,461,896	1,337,181	610,245
1 - Revenues related to sales of vehicles are inclusive of extended and connected services recognized over time.

Schedule of Contract Liabilities

	Sales generated obligation	Deferred revenue - extended service	Deferred revenue - connected services	Deferred revenue - operating leases & other	Total
Balance as of January 1, 2021	2,436	8,967	5,669	—	17,072
Provided for during the year	65,862	20,612	14,472	25,869	126,815
Settled during the year	(43,469)	—	—	—	(43,469)
Released during the year	—	(3,673)	(1,450)	(5,554)	(10,677)
Effect of foreign currency exchange rate differences	(127)	(2,226)	(98)	—	(2,451)
Balance as of December 31, 2021	24,702	23,680	18,593	20,315	87,290
of which current	24,702	11,178	2,521	19,967	58,368
of which non-current	—	12,502	16,072	348	28,922

Provided for during the year	66,769	31,928	17,325	14,197	130,219
Settled during the year	(77,667)	—	—	—	(77,667)
Released during the year	—	(13,882)	(3,859)	(21,437)	(39,178)
Effect of foreign currency exchange rate differences	(735)	(934)	(1,966)	(560)	(4,195)
Balance as of December 31, 2022	13,069	40,792	30,093	12,515	96,469

of which current	13,069	18,979	4,431	9,738	46,217
of which non-current	—	21,813	25,662	2,777	50,252